SHARE-BASED PAYMENTS - Number of RSUs (Details) - EquityInstruments	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED PAYMENTS
Number of RSUs, Outstanding at beginning of year	91,144
Number of RSUs, Exercised	(66,460)	(12,163)
Number of RSUs, Expired and forfeited	(34,160)	(28,861)
Number of RSUs, Granted	187,500	132,168
Number of RSUs, Outstanding at end of year	178,024	91,144